Employees' retirement benefits:	12 Months Ended
Mar. 31, 2011
Employees' retirement benefits:

15. Employees’ retirement benefits:

Severance payments and contract-type corporate pension plan—

Employees whose services with DOCOMO are terminated are normally entitled to lump-sum severance or retirement payments and pension benefits based on internal labor regulations. The amounts are determined by a combination of factors such as the employee’s salary eligibility, length of service and other conditions. The pension benefit is covered by the non-contributory defined benefit pension plans (“Defined benefit pension plans”) sponsored by DOCOMO.

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2010 and 2011. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2010	2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥186,177	¥190,368
Service cost	9,204	9,244
Interest cost	3,979	3,894
Actuarial (gain) loss	592	1,586
Transfer of liability from defined benefit pension plans of the NTT group	215	328
Other	151	7
Benefit payments	(9,950)	(9,363)

Projected benefit obligation, end of year	¥190,368	¥196,064

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥67,040	¥77,070
Actual return on plan assets	9,864	(1,407)
Employer contributions	2,680	5,053
Transfer of plan assets from defined benefit pension plans of the NTT group	49	77
Benefit payments	(2,563)	(2,980)

Fair value of plan assets, end of year	¥77,070	¥77,813

At March 31:
Funded status	¥(113,298)	¥(118,251)

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Liability for employees’ retirement benefits	¥(113,332)	¥(118,290)
Prepaid pension cost	34	39

Net amount recognized	¥(113,298)	¥(118,251)

Prepaid pension cost is included in “Other assets” in the consolidated balance sheets.

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Actuarial gains (losses), net	¥(39,052)	¥(42,262)
Prior service cost	14,518	12,611
Transition obligation	(1,060)	(935)

Total	¥(25,594)	¥(30,586)

The accumulated benefit obligation for the Defined benefit pension plans was ¥184,555 million and ¥190,067 million as of March 31, 2010 and 2011, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥190,346	¥196,025
Fair value of plan assets	77,014	77,735
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥184,532	¥190,028
Fair value of plan assets	77,014	77,735

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Service cost	¥9,216	¥9,204	¥9,244
Interest cost on projected benefit obligation	4,058	3,979	3,894
Expected return on plan assets	(2,116)	(1,649)	(1,714)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,192	2,190	1,497
Amortization of transition obligation	127	125	125

Net periodic pension cost	¥10,570	¥11,942	¥11,139

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥16,136	¥(7,623)	¥4,707
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(1,192)	(2,190)	(1,497)
Amortization of transition obligation	(127)	(125)	(125)

Total recognized in “Accumulated other comprehensive income (loss)”	¥16,724	¥(8,031)	¥4,992

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥27,294 million, ¥3,911 million and ¥16,131 million for the years ended March 31, 2009, 2010 and 2011, respectively.

The amount of actuarial losses, transition obligation and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net pension cost during the year ending March 31, 2012 is ¥1,644 million, ¥125 million and ¥(1,907) million, respectively.

The assumptions used in determination of the pension plans’ projected benefit obligations as of March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.1%	2.0%
Long-term rate of salary increases	2.2	2.9

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Discount rate	2.3%	2.2%	2.1%
Long-term rate of salary increases	2.2	2.2	2.2
Expected long-term rate of return on plan assets	2.5	2.5	2.3

In determining the expected long-term rate of return on plan assets, DOCOMO considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥443	¥443	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,332	19,273	2,059	—
Domestic corporate bonds	7,147	—	7,147	—
Foreign government bonds	6,518	6,043	475	—
Foreign corporate bonds	381	21	308	52
Equity securities
Domestic stocks	19,610	19,346	264	—
Foreign stocks	9,916	9,916	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	755	—	755	—
Domestic equity securities	1,244	—	1,244	—
Foreign debt securities	366	—	366	—
Foreign equity securities	861	—	861	—
Life insurance company general accounts	6,715	—	6,715	—
Other	1,782	(0)	(0)	1,782

Total	¥77,070	¥55,042	¥20,194	¥1,834

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥866	¥866	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,852	20,258	1,594	—
Domestic corporate bonds	8,023	—	8,023	—
Foreign government bonds	9,556	9,067	489	—
Foreign corporate bonds	455	89	354	12
Equity securities
Domestic stocks	16,873	16,849	24	—
Foreign stocks	7,515	7,515	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	966	—	966	—
Domestic equity securities	997	—	997	—
Foreign debt securities	632	—	632	—
Foreign equity securities	583	—	583	—
Life insurance company general accounts	7,528	—	7,528	—
Other	1,967	(0)	(2)	1,969

Total	¥77,813	¥54,644	¥21,188	¥1,981

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes fund of hedge funds and pension investment trust beneficiary rights. Fair value measured by inputs derived from unobservable data provided by financial institutions is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The Defined benefit pension plans’ policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, DOCOMO selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. DOCOMO then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, DOCOMO will review the asset allocation as necessary. The target ratio in March 2011 was: domestic bonds, 41.5%; domestic stocks, 23.0%; foreign bonds, 15.0%; foreign stocks, 10.0%; and life insurance company general accounts, 10.5%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

As of March 31, 2010 and 2011, securities owned by the Defined benefit pension plans as its plan assets included the stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥543 million (0.7% of total plan assets) and ¥515 million (0.7% of total plan assets), respectively.

DOCOMO expects to contribute ¥5,140 million to the Defined benefit pension plans in the year ending March 31, 2012.

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2012	¥10,630
2013	11,069
2014	11,639
2015	11,873
2016	13,083
2017-2021	68,081

Social welfare pension scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)—

DOCOMO participates in the national welfare pension plan (“National Plan”) and a contributory defined benefit pension plan sponsored by the NTT group (NTT Kigyou-Nenkin-Kikin or NTT Corporate Defined Benefit Pension Plan, “NTT CDBP”). The National Plan is a government-regulated social welfare pension plan under the Japanese Employees’ Pension Insurance Act and both NTT group and its employees provide contributions to such plan every year. The National Plan is considered a multi-employer plan and contributions to such plan are recognized as expenses. The total amount of contributions by DOCOMO was ¥13,627 million, ¥14,425 million and ¥14,703 million for the years ended March 31, 2009, 2010 and 2011, respectively.

Both NTT group, including DOCOMO, and its employees provide contributions to the NTT CDBP to supplement the pension benefits to which the employees are entitled under the National Plan. The NTT CDBP is regulated under the Defined-Benefit Corporate Pension Act. The NTT CDBP is considered a defined benefit pension plan. The participation by DOCOMO and its subsidiaries in the NTT CDBP is accounted for as a single employer plan. The number of DOCOMO’s employees covered by the NTT CDBP as of March 31, 2010 and 2011 represented approximately 10.8% and 11.0% of the total members.

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2010 and 2011. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2010 and 2011.

	Millions of yen
	2010	2011
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥83,473	¥88,714
Service cost	3,216	3,256
Interest cost	1,798	1,849
Actuarial (gain) loss	2,160	4,527
Internal adjustment due to transfer of employees within the NTT group	(734)	(445)
Benefit payments	(1,199)	(1,485)

Projected benefit obligation, end of year	¥88,714	¥96,416

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥56,302	¥63,599
Actual return on plan assets	7,783	(930)
Employer contributions	800	803
Employee contributions	411	413
Internal adjustment due to transfer of employees within the NTT group	(498)	(341)
Benefit payments	(1,199)	(1,485)

Fair value of plan assets, end of year	¥63,599	¥62,059

At March 31:
Funded status	¥(25,115)	¥(34,357)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Actuarial gains (losses), net	¥(11,288)	¥(18,002)
Prior service cost	1,426	1,069

Total	¥(9,862)	¥(16,933)

The accumulated benefit obligation for the NTT CDBP regarding DOCOMO employees was ¥71,285 million and ¥76,553 million at March 31, 2010 and 2011, respectively.

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010	2011
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥88,714	¥96,416
Fair value of plan assets	63,599	62,059
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥71,243	¥76,497
Fair value of plan assets	63,554	61,997

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Service cost	¥3,132	¥3,216	¥3,256
Interest cost on projected benefit obligation	1,790	1,798	1,849
Expected return on plan assets	(1,613)	(1,402)	(1,583)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	97	874	326
Contribution from employees	(416)	(411)	(413)

Net periodic pension cost	¥2,633	¥3,718	¥3,078

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2009, 2010 and 2011 comprised the following:

	Millions of yen
	2009	2010	2011
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥11,259	¥(4,221)	¥7,040
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(97)	(874)	(326)

Total recognized in “Accumulated other comprehensive income (loss)”	¥11,519	¥(4,738)	¥7,071

Total recognized in net periodic pension cost and “Accumulated other comprehensive income (loss)” was ¥14,152 million, ¥(1,020) million and ¥10,149 million for the years ended March 31, 2009, 2010 and 2011, respectively.

The amount of actuarial losses and prior service cost, which are expected to be amortized and reclassified from “Accumulated other comprehensive income (loss)” to net periodic pension cost during the year ending March 31, 2012 is ¥1,024 million and ¥(357) million, respectively.

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2010 and 2011 were as follows:

	2010	2011
Discount rate	2.1%	2.0%
Long-term rate of salary increases	3.4	3.3

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Discount rate	2.3%	2.2%	2.1%
Long-term rate of salary increases	2.6	2.6	3.4
Expected long-term rate of return on plan assets	2.5	2.5	2.5

In determining the expected long-term rate of return on plan assets, the NTT CDBP considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2010 and 2011. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2010
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥93	¥93	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	16,669	14,985	1,684	—
Domestic corporate bonds	16,732	—	16,732	—
Foreign government bonds	3,846	3,523	323	—
Foreign corporate bonds	198	18	102	78
Equity securities
Domestic stocks	12,304	12,135	169	—
Foreign stocks	5,853	5,853	0	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,490	—	1,490	—
Domestic equity securities	1,019	—	1,019	—
Foreign debt securities	595	—	595	—
Foreign equity securities	648	—	648	—
Life insurance company general accounts	3,656	—	3,656	—
Other	496	—	(0)	496

Total	¥63,599	¥36,607	¥26,418	¥574

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥(246)	¥(246)	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	10,459	9,301	1,158	—
Domestic corporate bonds	15,507	—	15,507	—
Foreign government bonds	4,991	4,731	260	—
Foreign corporate bonds	163	22	141	—
Equity securities
Domestic stocks	14,849	14,809	40	—
Foreign stocks	8,574	8,574	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	814	—	814	—
Domestic equity securities	1,545	—	1,545	—
Foreign debt securities	581	—	581	—
Foreign equity securities	667	—	667	—
Life insurance company general accounts	3,745	—	3,745	—
Other	410	—	0	410

Total	¥62,059	¥37,191	¥24,458	¥410

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. Fair value measured by inputs derived from unobservable data is classified as Level 3.

Securities investment trust beneficiary certificates

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair values of securities investment trust beneficiary certificates are measured by inputs derived principally from observable market data provided by financial institutions. Therefore, they are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and a principal and they are all classified as Level 2.

Other

Other includes loans to employees and lease receivables. Fair value measured by inputs derived from unobservable data provided by financial institutions is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

The NTT CDBP’s policy toward plan asset management is formulated with the ultimate objective of ensuring the steady disbursement of pension benefits in future periods. The long-term objective of asset management, therefore, is to secure the total profits deemed necessary to ensure the financial soundness of the plan assets. To achieve this, the NTT CDBP selects various investments and takes into consideration their expected returns and risks and the correlation among the investments. The NTT CDBP then sets a target allocation ratio for the plan assets and endeavors to maintain that ratio. The target ratio is formulated from a mid- to long-term perspective and reviewed annually. In the event that the investment environment changes dramatically, the NTT CDBP will review the asset allocation as necessary. The weighted average target ratio in March 2011 was: domestic bonds, 44.3%; domestic stocks, 25.0%; foreign bonds, 10.0%; foreign stocks, 15.0%; and life insurance company general accounts, 5.7%. As securities investment trust beneficiary certificates are established for each asset, they are allocated among domestic bonds, domestic stocks, foreign bonds and foreign stocks.

As of March 31, 2010 and 2011, domestic stock owned by the NTT CDBP as its plan assets included common stock of NTT and the NTT group companies listed in Japan including DOCOMO in the amount of ¥5,375 million (0.6% of total plan assets) and ¥6,974 million (0.8% of total plan assets), respectively.

DOCOMO expects to contribute ¥786 million to the NTT CDBP in the year ending March 31, 2012.

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2012	¥1,519
2013	1,881
2014	2,063
2015	2,226
2016	2,381
2017-2021	13,474